PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2024 (unaudited)

Exchange-Traded Funds	Interest Rate	Maturity Date	Shares	Market Value ($)

Mortgage Real Estate Investment Trusts (7.7%)
iShares MBS ETF			232,752	21,510,940

Total investment in exchange-traded funds (7.7%)
(cost $21,099,805)				21,510,940

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)

Capital Markets (1.4%)
Morgan Stanley	4.25%	01/15/2027	100,000	2,014,000
Truist Financial Corp.	5.13%	12/15/2027	2,250,000	2,032,047

Total investment in preferred stocks (1.4%)

(cost $4,071,836)				4,046,047

Convertible Bonds	Interest Rate	Maturity Date	Shares	Market Value ($)

Mortgage Real Estate Investment Trusts (1.0%)
Block Inc.	0.00%	05/01/2026	3,000,000	2,679,300

Total investment in convertible bonds (1.0%)

(cost $2,667,931)				2,679,300

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Air Freight & Logistics (2.4%)
C.H. Robinson Worldwide Inc.	4.20%	04/15/2028	3,500,000	3,399,481
FedEx Corp.	4.25%	05/15/2030	1,750,000	1,693,824
FedEx Corp.	4.75%	11/15/2045	1,750,000	1,551,983
				6,645,288

Airlines (2.0%)
Alaska Airlines 2020-1, Class B	8.00%	08/15/2025	2,447,850	2,481,362
Southwest Airlines Co.	5.13%	06/15/2027	3,000,000	2,995,297
				5,476,659

Auto Components (0.9%)
APTIV plc	5.40%	03/15/2049	2,000,000	1,827,650
APTIV plc	4.15%	05/01/2052	1,000,000	766,369
				2,594,019

Banks (2.5%)
Bank of America Corp.	1.53%	12/06/2025	2,000,000	1,943,922
Bank of America Corp.	3.85%	03/08/2037	2,000,000	1,768,933
Citigroup Inc.	2.01%	01/25/2026	3,500,000	3,393,035
				7,105,890

Building Products (1.0%)
Masco Corp.	4.50%	05/15/2047	3,260,000	2,778,046

Capital Markets (3.5%)
Ares Finance Co.	4.13%	06/30/2051	2,500,000	2,319,357
Morgan Stanley	2.72%	07/22/2025	2,500,000	2,474,791
The Bank of NY Mellon Corp.	3.75%	12/20/2026	2,000,000	1,833,217
The Charles Schwab Corp.	4.00%	06/01/2026	3,500,000	3,274,458
				9,901,823

Chemicals (1.6%)
International Flavor & Fragrances Inc.	5.00%	09/26/2048	3,300,000	2,812,954
The Sherwin-Williams Co.	4.50%	06/01/2047	2,000,000	1,749,638
				4,562,592

Consumer Finance (3.4%)
American Express Co.	4.05%	05/03/2029	3,500,000	3,395,762
Capital One Financial Corp.	2.36%	07/29/2032	1,500,000	1,154,572
Capital One Financial Corp.	2.62%	11/02/2032	2,000,000	1,618,664
Discover Financial Services	4.50%	01/30/2026	3,500,000	3,439,650
				9,608,648

Diversified Financial Services (2.4%)
Fiserv Inc.	5.60%	03/02/2033	1,500,000	1,530,478
Fiserv Inc.	4.40%	07/01/2049	2,000,000	1,696,791
Global Payments Inc.	5.95%	08/15/2052	3,500,000	3,495,216
				6,722,485

Diversified Telecommunication Services (1.0%)
Verizon Communications Inc.	2.85%	09/03/2041	3,750,000	2,705,934

Electric Utilities (1.3%)
Public Service Co. of Oklahoma	2.20%	08/15/2031	4,500,000	3,680,600

Electronic Equipment, Instruments & Components (0.9%)
Trimble Inc.	6.10%	03/15/2033	2,500,000	2,613,813

Equity Real Estate Investment Trusts (4.7%)
Alexandria Real Estate Equities Inc.	2.00%	05/18/2032	2,500,000	1,961,341
Alexandria Real Estate Equities Inc.	4.85%	04/15/2049	1,750,000	1,538,598
American Tower Corp.	3.70%	10/15/2049	4,000,000	2,968,712
Regency Centers LP	5.25%	01/15/2034	2,000,000	1,989,612
Regency Centers LP	4.40%	02/01/2047	1,500,000	1,232,526
SBA Communications Corp.	3.88%	02/15/2027	3,500,000	3,331,681
				13,022,470

Food & Staples Retailing (1.4%)
Sysco Corp.	2.40%	02/15/2030	4,500,000	3,896,967

Food Products (1.2%)
McCormick & Co., Inc.	2.50%	04/15/2030	4,000,000	3,477,640

Health Care Equipment & Supplies (2.0%)
Baxter International Inc.	2.54%	02/01/2032	3,000,000	2,487,412
Becton, Dickinson and Co.	4.69%	12/15/2044	3,500,000	3,171,933
				5,659,345

Hotels, Restaurants & Leisure (1.9%)
Hilton Domestic Operating Company Inc.	3.75%	05/01/2029	3,684,000	3,379,432
Yum! Brands Inc.	4.63%	01/31/2032	2,000,000	1,846,199
				5,225,631

Insurance (0.5%)
The Progressive Corp.	3.20%	03/26/2030	1,500,000	1,369,421

Interactive Media & Services (0.3%)
Alphabet Inc.	2.05%	08/15/2050	1,500,000	895,979

Life Sciences Tools & Services (1.2%)
Agilent Technologies Inc.	2.75%	09/15/2029	3,750,000	3,372,778

Machinery (2.4%)
Pentair Finance SA	4.50%	07/01/2029	3,500,000	3,389,279
Xylem Inc.	2.25%	01/30/2031	4,000,000	3,374,013
				6,763,292

Media (0.6%)
CCO Holdings Capital Corp.	4.75%	03/01/2030	2,000,000	1,721,339

Pharmaceuticals (1.0%)
Merck & Co., Inc.	1.90%	12/10/2028	3,250,000	2,884,034

Real Estate Investment Trust (0.7%)
Prologis LP	2.88%	11/15/2029	2,135,000	1,929,358

Road & Rail (1.3%)
Canadian Pacific Railway Co.	2.88%	11/15/2029	1,500,000	1,345,266
Canadian Pacific Railway Co.	4.70%	05/01/2048	2,500,000	2,222,362
				3,567,628

Semiconductors & Semiconductor Equipment (3.6%)
Intel Corp.	4.15%	08/05/2032	2,500,000	2,376,338
Intel Corp.	3.20%	08/12/2061	1,500,000	978,209
Micron Technology Inc.	2.70%	04/15/2032	4,000,000	3,342,162
Qorvo Inc.	3.38%	04/01/2031	3,750,000	3,224,253
				9,920,962

Software (4.4%)
Autodesk Inc.	2.40%	12/15/2031	3,500,000	2,931,834
Oracle Corp.	6.13%	07/08/2039	3,500,000	3,664,504
Roper Technologies Inc.	2.95%	09/15/2029	3,500,000	3,150,745
Salesforce Inc.	1.50%	07/15/2028	3,000,000	2,639,610
				12,386,693

Specialty Retail (3.3%)
Lowe’s Companies Inc.	2.80%	09/15/2041	4,250,000	3,025,317
O’Reilly Automotive Inc.	4.20%	04/01/2030	3,500,000	3,346,981
Ross Stores Inc.	4.80%	04/15/2030	3,000,000	2,902,859
				9,275,157

Textiles, Apparel & Luxury Goods (1.1%)
VF Corp.	6.00%	10/15/2033	2,000,000	1,956,702
VF Corp.	6.45%	11/01/2037	1,000,000	974,563
				2,931,265

Transportation Infrastructure (1.2%)
Avantor Funding Inc.	4.63%	07/15/2028	3,500,000	3,316,116

Wireless Telecommunication Services (1.1%)
T-Mobile USA Inc.	4.38%	04/15/2040	3,500,000	3,113,639

Total investment in corporate bonds (56.8%)
(cost $168,526,131)				159,125,511

Federal Agency Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Fannie Mae Pool MA4709	5.00%	07/01/2052	1,751,431	1,711,771
Fannie Mae Pool BY0205	5.50%	05/01/2053	1,869,606	1,861,467
Fannie Mae Pool FS6916	5.00%	06/01/2053	1,992,995	1,948,170
Fannie Mae Pool DA0007	5.50%	09/01/2053	3,903,440	3,886,447
Freddie Mac Pool SD8315	5.00%	04/01/2053	2,833,756	2,768,087

Total investment in U.S. government agency bonds (4.3%)
(cost $12,230,489)				12,175,942

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

European Bank for Reconstruction & Development	1.50%	02/13/2025	2,000,000	1,938,188
European Investment Bank	1.63%	10/09/2029	2,000,000	1,736,591
European Investment Bank	0.75%	09/23/2030	2,000,000	1,604,462
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	3,896,563
International Bank for Reconstruction & Development	1.63%	11/03/2031	5,000,000	4,130,782
International Finance Corp.	2.13%	04/07/2026	6,000,000	5,704,267
International Finance Corp.	4.38%	01/15/2027	4,000,000	3,985,330

Total investment in supranational bonds (8.2%)
(cost $25,108,059)				22,996,183
				-

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

U.S. Treasury	2.50%	05/31/2024	2,000,000	1,990,800
U.S. Treasury	2.25%	11/15/2024	1,500,000	1,472,812
U.S. Treasury	3.88%	03/31/2025	2,000,000	1,977,578
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,888,359
U.S. Treasury	2.25%	11/15/2025	3,000,000	2,882,344
U.S. Treasury	0.38%	12/31/2025	2,000,000	1,855,391
U.S. Treasury	3.63%	05/15/2026	3,000,000	2,941,289
U.S. Treasury	1.88%	07/31/2026	2,000,000	1,882,891
U.S. Treasury	4.63%	10/15/2026	3,500,000	3,511,074
U.S. Treasury	3.63%	03/31/2028	2,500,000	2,438,379
U.S. Treasury	4.63%	09/30/2028	3,000,000	3,044,883
U.S. Treasury	3.75%	05/31/2030	2,500,000	2,436,133
U.S. Treasury	4.13%	11/15/2032	2,500,000	2,485,059
U.S. Treasury	3.50%	02/15/2033	3,000,000	2,843,672
U.S. Treasury	3.38%	05/15/2033	1,500,000	1,406,484
U.S. Treasury	3.25%	05/15/2042	4,000,000	3,405,625
U.S. Treasury	4.00%	11/15/2042	4,500,000	4,245,293
U.S. Treasury	4.38%	08/15/2043	3,500,000	3,463,359
U.S. Treasury	4.75%	11/15/2043	2,000,000	2,077,813
U.S. Treasury	2.00%	02/15/2050	2,000,000	1,255,234
U.S. Treasury	1.25%	05/15/2050	3,500,000	1,794,160

Total investment in U.S. government treasury bonds (18.3%)
(cost $53,913,918)				51,298,632

Total investment in long-term securities (97.7%)
(cost $287,618,169)				273,832,555

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.2%) α
Beneficial State Bank	4.00%	10/23/2024	250,000	244,399
Citizens Trust Bank	1.00%	10/06/2024	250,000	244,864
				489,263

Time Deposits (2.7%)
Citibank, New York	4.68%	04/01/2024	7,719,287	7,719,287

Total short-term securities (2.9%)
(cost $8,208,550)				8,208,550

Total securities (100.6%)
(cost $295,826,719)				282,041,105

Other assets and liabilities (-0.6%)	(1,722,083)

Total net assets (100.0%)	280,319,022

a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

MBS  Mortgage-Backed Securities

ETF  Exchange-Traded Fund

plc   Public Limited Company

LP  Limited Partnership

SA  Société Anonyme